SCHEDULE OF INVESTMENTS

Delaware Ivy California Municipal High Income Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California - 90.3%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(A)	$1,000	$89
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Gold Country Stlmt Funding Corp.), Ser 2020B-1, 4.000%, 6-1-49	250	286
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Merced Cnty Tob Funding Corp.), Ser 2020B, 5.000%, 6-1-50	250	300
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Sonoma Cnty Securitization Corp.), Ser 2020B-2, 0.000%, 6-1-55(A)	250	63
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 12-1-48	250	304
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4-1-47	300	355
CA Muni Fin Auth, Charter Sch Rev Bonds (Learning Choice Academy), Ser 2021A, 4.000%, 7-1-31	100	116

CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A, 5.000%, 7-1-49	300	348
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev), 5.000%, 5-15-24	100	113
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11-1-46	500	583
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018, 5.000%, 10-1-27	250	309
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-32	425	539
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	296
5.000%, 7-1-42	250	294
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A, 4.000%, 10-1-28	290	338
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019, 4.000%, 7-15-29	250	292

CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	282
5.000%, 12-31-47	250	303
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC), 4.000%, 5-15-48	300	344
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1, 3.375%, 7-1-25	300	334
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012, 5.000%, 11-21-45	250	264
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019, 5.000%, 11-21-45	250	300
CA Sch Fin Auth, Charter Sch Rev Bonds (Aspire Pub Sch), Ser 2020A, 5.000%, 8-1-40(B)	100	121

CA Sch Fin Auth, Charter Sch Rev Bonds (Classical Academies Proj), Ser 2020A, 5.000%, 10-1-50(B)	250	297
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A, 5.000%, 6-1-43	250	279
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	363
5.000%, 6-1-37	330	379
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016: 5.000%, 8-1-41	250	284
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7-1-48	350	368
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A, 5.000%, 8-1-48	250	295
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A, 5.000%, 7-1-47	300	352
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7-1-49	300	343
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015, 5.000%, 10-1-22	270	285

CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12-1-56	250	282
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017, 5.000%, 5-15-47	185	219
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017, 5.000%, 5-15-42	300	357
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12-1-44	250	284
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9-1-43	250	264
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9-1-47	150	168
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	219
4.250%, 9-1-47	300	328
CSCDA Cmnty Impvt Auth, Essential Hsng Rev Bonds, Ser 2021A, 4.000%, 8-1-56(B)	300	333
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	300	339

Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	450	553
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6-1-37	150	156
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	500	517
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2, 5.000%, 6-1-47	250	258
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9-1-47	150	179
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2019A, 4.000%, 9-1-54	250	292
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9-1-33	500	596
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11-15-37	165	248

Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5-15-46	300	356
Los Angeles, CA, Hsng Auth, Mtg Rev Bonds (Union Port Proj), Ser 2021A, 4.000%, 6-1-30	135	161
Los Angeles, CA, Hsng Auth, Mtg Rev Rfdg Bonds (Union Port Proj), Ser 2020A, 3.250%, 6-1-35	250	266
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11-1-34	300	473
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9-1-46	300	350
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A, 5.000%, 2-1-24	250	256
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9-1-42	130	145
5.000%, 9-1-47	230	257
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9-1-47	135	158
Oro Grande Elem Sch Dist, Rfdg Cert of Part, Ser 2020, 4.000%, 9-15-32	300	327

Paramount Unif Sch Dist (Los Angeles Cnty, CA), Election of 2016 GO Bonds, Ser 2020C (Insured by BAMAC), 4.000%, 8-1-40	275	330
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9-1-46	250	288
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M, 5.000%, 5-15-32	200	249
Richmond Joint Powers Fin Auth, Lease Rev Rfdg Bonds (Civic Ctr Proj), Ser 2019A (Insured by AGM), 5.000%, 11-1-25	250	294
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9-1-35	250	298
Sacramento Cnty, Arpt Sys Sr Rev Rfdg Bonds, Ser 2020, 4.000%, 7-1-40	150	180
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E, 5.000%, 7-1-35	250	310
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9-1-41	250	289
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9-1-42	250	263

San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12-1-41	100	103
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7-1-27	100	124
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A, 5.000%, 7-1-42	200	245
San Diego Unif Sch Dist, GO Bonds, Election of 2012, Ser M-2, 3.000%, 7-1-50	250	269
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	250	287
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Rfdg Bonds, Ser 2020A, 4.000%, 5-1-40	150	178
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11-1-39	250	288
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3-1-47	200	239
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	250	262
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11-1-33	295	402

State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4-1-26	300	363
Successor Agy to the Redev Agy of the City of Cathedral City, Tax Alloc Rev Rfdg Bonds, Ser 2021A (Insured by BAMAC), 4.000%, 8-1-34	300	359
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8-1-40	250	276
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6-1-46(A)	300	53
WA Township Hlth Care Dist Rev Bonds, Ser 2017A, 3.750%, 7-1-31	255	276
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9-1-29	250	302
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9-1-47	300	342
		25,028

Guam - 0.9%
Guam Port Rev Bonds, Ser 2018B, 5.000%, 7-1-22	250	260

Puerto Rico - 6.6%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35(C)	360	299

Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7-1-30	135	139
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.000%, 7-1-37(C)	425	413
5.500%, 7-1-39(C)	125	110
7.500%, 8-20-40	430	396
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	137
5.250%, 7-1-33	50	57
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C:
4.750%, 7-1-53	135	154
5.000%, 7-1-58	100	115
		1,820

TOTAL MUNICIPAL BONDS – 97.8%		$27,108
(Cost: $25,006)

SHORT-TERM SECURITIES	Shares

Money Market Funds(D) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	121	121

TOTAL SHORT-TERM SECURITIES – 0.4%		$121
(Cost: $121)

TOTAL INVESTMENT SECURITIES – 98.2%		$27,229
(Cost: $25,127)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		502
NET ASSETS - 100.0%		$27,731

Notes to Schedule of Investments

(A)	Zero coupon bond.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $751 or 2.7% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$27,108	$—
Short-Term Securities	121	—	—
Total	$121	$27,108	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$25,127

Gross unrealized appreciation	2,104

Gross unrealized depreciation	(2)

Net unrealized appreciation	$2,102